Restricted Net Assets and Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (13,082)	$ (1,804)	¥ (49)
Cash flows from investing activities:
Loan provided to subsidiaries	(215,277)	(29,688)	(127,165)
Loan repaid by subsidiaries	100,937	13,920	80,049
Purchase of short-term investments	(145,652)	(20,086)
Proceeds from short-term investments	36,300	5,006
Net cash used in investing activities	(223,692)	(30,848)	(47,116)
Cash flows from financing activities:
Contribution from Predecessors			76,178
Proceeds from loans from Predecessors			50,986
Repayment of loans to Predecessors			(79,981)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO (net of issuance costs paid)	256,764	35,410
Net cash provided by financing activities	256,764	35,410	47,183
Effect of exchange rate changes on cash and cash equivalents	3,461	477
Net increase in cash and cash equivalents and restricted cash	23,451	3,235	18
Cash and cash equivalents at beginning of the year	18	2
Cash and cash equivalents at end of the year	¥ 23,469	$ 3,237	¥ 18